Retirement Plans and Postretirement Medical Benefits (Benefit Obligations and Funded Status) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Historical Health Care Trend Rate	7.50%	7.00%	7.50%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		6.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%
Nominal Rate of Return on Pension Plan		7.38%	7.25%
Defined Contribution Plan, Cost Recognized		$ 32,000,000	$ 30,000,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Nominal Rate of Return on Pension Plan		7.25%	7.75%	8.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Defined Benefit Plan, Benefit Obligation	282,857,000	231,153,000	282,857,000	285,828,000
Defined Benefit Plan, Service Cost		3,684,000	3,563,000	3,328,000
Defined Benefit Plan, Interest Cost		9,503,000	11,187,000	13,528,000
Defined Benefit Plan, Contributions by Plan Participants		(4,313,000)	(9,547,000)
Gross Benefits Paid Postretirement		(32,621,000)	(40,616,000)
Defined Benefit Plan, Actuarial Net (Gains) Losses		(30,051,000)	4,150,000
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation		(1,693,000)	697,000
Defined Benefit Plan, Plan Amendments		0	8,501,000
Defined Benefit Plan, Curtailments		(4,839,000)	0
Defined Benefit Plan, Special Termination Benefits		0	0	(300,000)
Defined Benefit Plan, Benefits Paid		(32,621,000)	(40,616,000)
Defined Benefit Plan, Contributions by Employer		28,308,000	31,069,000
Defined Benefit Plan, Funded Status of Plan	(282,857,000)	(231,153,000)	(282,857,000)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(25,483,000)	(23,668,000)	(25,483,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(257,374,000)	(207,485,000)	(257,374,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(282,857,000)	(231,153,000)	(282,857,000)
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Nominal Rate of Return on Pension Plan		7.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		18,000,000
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,583,932,000	1,426,536,000
Defined Benefit Plan, Contributions by Plan Participants		0	0
Defined Benefit Plan, Curtailments		0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets		0	0
Defined Benefit Plan, Benefits Paid		130,714,000	130,339,000
Defined Benefit Plan, Actual Return on Plan Assets		60,569,000	193,696,000
Defined Benefit Plan, Contributions by Employer		9,892,000	94,039,000
Defined Benefit Plan, Funded Status of Plan	(238,745,000)	(98,912,000)	(238,745,000)
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	175,000	195,000	175,000
Defined Benefit Plan, Accumulated Benefit Obligation	1,802,811,000	1,611,457,000	1,802,811,000
Defined Benefit Plan, Benefit Obligation	1,822,677,000	1,622,591,000	1,822,677,000	1,707,390,000
Defined Benefit Plan, Service Cost		13,981,000	18,939,000	19,450,000
Defined Benefit Plan, Interest Cost		74,370,000	81,040,000	87,738,000
Defined Benefit Plan, Contributions by Plan Participants		0	0
Defined Benefit Plan, Actuarial Net (Gains) Losses		(154,996,000)	145,641,000
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation		0	0
Defined Benefit Plan, Curtailments		(3,275,000)	6,000
Defined Benefit Plan, Special Termination Benefits		(548,000)	0
Defined Benefit Plan, Benefits Paid		(130,714,000)	(130,339,000)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(7,456,000)	(18,097,000)	(7,456,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(231,464,000)	(81,010,000)	(231,464,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(238,745,000)	(98,912,000)	(238,745,000)
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Nominal Rate of Return on Pension Plan		7.50%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		22,000,000
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		509,331,000	438,848,000
Defined Benefit Plan, Contributions by Plan Participants		496,000	1,106,000
Defined Benefit Plan, Curtailments		0	1,489,000
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets		(1,428,000)	17,353,000
Defined Benefit Plan, Benefits Paid		24,607,000	21,504,000
Defined Benefit Plan, Actual Return on Plan Assets		62,777,000	44,928,000
Defined Benefit Plan, Contributions by Employer		14,509,000	30,089,000
Defined Benefit Plan, Funded Status of Plan	(154,495,000)	(111,695,000)	(154,495,000)
Foreign Pension Plans, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	530,000	11,951,000	530,000
Defined Benefit Plan, Accumulated Benefit Obligation	648,439,000	659,602,000	648,439,000
Defined Benefit Plan, Benefit Obligation	663,826,000	672,773,000	663,826,000	581,904,000
Defined Benefit Plan, Service Cost	7,763,000	6,272,000	7,763,000	7,310,000
Defined Benefit Plan, Interest Cost	27,793,000	27,365,000	27,793,000	28,329,000
Defined Benefit Plan, Contributions by Plan Participants		(496,000)	(1,106,000)
Defined Benefit Plan, Actuarial Net (Gains) Losses		(1,224,000)	45,537,000
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation		(204,000)	22,115,000
Defined Benefit Plan, Curtailments		(86,000)	(1,489,000)
Defined Benefit Plan, Special Termination Benefits		(935,000)	(601,000)
Defined Benefit Plan, Benefits Paid		(24,607,000)	(21,504,000)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(967,000)	(1,051,000)	(967,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(154,058,000)	(122,595,000)	(154,058,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (154,495,000)	$ (111,695,000)	$ (154,495,000)